Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Insurance limit	$ 72,000	¥ 500,000
Provision for inventory	18,058		$ 12,359
Lease obligations	100,561		304,643
Lease liabilities			100,565
Government subsidies	$ 129,138		$ 92,832
Earning per share (in Dollars per share) | $ / shares	$ 0.02		$ 0.02
Value added tax, percentage	13.00%	13.00%
Deposit insurance	$ 72,000	¥ 500,000
Insurance Recoveries	$ 771,286	¥ 5,462,789	$ 1,721,531	¥ 11,989,775